Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

December 4, 2012

Mr. Edward Bartz

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:

Financial Investors Trust (the “Trust”)

File Nos. 33-72424, 811-8194

Dear Mr. Bartz:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust effective November 30, 2012, do not differ from those filed electronically in the Post-Effective Amendment No. 104 on November 29, 2012.

Sincerely,

David T. Buhler

Secretary